Note 10 - (Loss) Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net (loss) / income	$ 3,466,124	$ (917,545)
Dividend Series B Preferred shares	(524,621)	(1,110,467)
Preferred deemed dividend		(504,577)
Net (loss) / income attributable to common shareholders	$ 2,941,503	$ (2,532,589)
Weighted average common shares – outstanding (in shares)	5,621,159	2,129,233
Basic and diluted (loss) / earnings per share (in dollars per share)	$ 0.52	$ (1.19)